Consolidated Balance Sheets (Current Period Unaudited) - EUR (€) € in Thousands	Jun. 30, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	€ 18,554	€ 21,989
Current portion of net trade accounts and notes receivable	10,333	9,143
Other receivables	1,900	884
Inventories	8,135	8,030
Deferred tax assets	51	12
Other assets, current portion	611	457
Short-term investment
Total current assets	39,583	40,514
Property and equipment, net	3,026	2,770
Intangible assets, net	104	149
Goodwill	2,412	2,412
Deposits and other non-current assets	455	448
Net trade accounts and notes receivable, non-current	101	299
Total assets	45,680	46,591
Current liabilities
Trade accounts and notes payable	5,249	5,960
Deferred revenues, current portion	2,353	1,878
Social security and other payroll withholdings taxes	1,039	1,214
Employee absences compensation	622	574
Income taxes payable	156	363
Other accrued liabilities	3,429	2,733
Short-term borrowings	1,253	1,629
Current portion of capital lease obligations	216	222
Current portion of financial instruments carried at fair value		640
Current portion of long-term debt	213	215
Total current liabilities	13,372	15,010
Deferred revenues, non-current	458	333
Capital lease obligations, non-current	327	313
Financial instruments carried at fair value, non-current	2,235	3,281
Long-term debt, non-current	270	384
Other long-term liabilities	3,634	2,818
Total liabilities	20,297	22,140
Shareholders’ equity
Common stock, €0.13 par value; 29,368,394 shares issued and 28,997,866 shares outstanding 29,098,144 shares issued and 28,727,616 shares outstanding, at June 30, 2017 and December 31, 2016, respectively	3,818	3,783
Additional paid-in capital	65,529	64,685
Retained earnings	(38,992)	(38,927)
Cumulative other comprehensive loss	(3,829)	(3,948)
Treasury stock, at cost; 370,528 shares at June 30, 2017 & at Dec. 31, 2016	(1,142)	(1,142)
Total shareholders’ equity	25,383	24,451
Total liabilities and shareholders’ equity	€ 45,680	€ 46,591